Commitment and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
6. COMMITMENTS AND CONTINGENCIES
Lease and Purchase Obligation
—The Company leases offices under operating leases for its U.S. headquarters and international locations that expire at various dates through 2025. Under the lease agreements that contain escalating rent provisions, lease expense is recorded on a straight-line basis over the lease term. Rent expense for the years ended December 31, 2020 and 2019, was
 $
2.5
 million and $
1.9
 million, respectively. In addition, the Company has purchase obligations, which includes agreements and issued purchase orders containing non-cancelable
payment terms to purchase goods and

services.
As of December 31, 2020 and 2019, future minimum operating lease payments and purchase obligations are as follows (in thousands):

	Operating Leases	Purchase Obligations	Total Lease and Purchase Obligations
2021	$1,383	$3,859	$5,242
2022	1,301	—	1,301
2023	1,339	—	1,339
2024	1,306	—	1,306
2025	207	—	207
Thereafter	—	—	—

Total	$5,536	$3,859	$9,395

Litigation
—The Company is named from time to time as a party to lawsuits and other types of legal proceedings and claims in the normal course of business. The Company accrues for contingencies when it believes that a loss is probable and that it can reasonably estimate the amount of any such loss and the Company has made an assessment of the probability of incurring any such losses and whether or not those losses are estimable. As of December 31, 2020 and 2019, there were no amounts accrued that the Company believes would be material to its financial position.
Indemnification
—In the ordinary course of business, the Company entered into certain agreements that provided for indemnification by the Company of varying scope and terms to customers, vendors, directors, officers, employees and other parties with respect to certain matters. Indemnification includes losses from breach of such agreements, services provided by the Company, or third-party intellectual property infringement claims. These indemnities may survive termination of the underlying agreement and the maximum potential amount of future indemnification payments, in some circumstances, are not subject to a cap. As of December 31, 2020 and 2019, there were no known events or circumstances that have resulted in a material indemnification liability.